ACQUIRED TECHNOLOGY	9 Months Ended
Dec. 31, 2012
ACQUIRED TECHNOLOGY [Abstract]
ACQUIRED TECHNOLOGY

NOTE 6 - ACQUIRED TECHNOLOGY

On July 5, 2012, the Company acquired the rights to certain technology from Technew Technology Limited in exchange for 3,000,000 restricted shares of the Company's common stock. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration its restricted nature and lack of liquidity and consistent trading in the market for a total value of $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Technology right	15	$1,635,300	$-
Less accumulated amortization		(54,510)	-

		$1,580,790	$-

AMORTIZATION EXPENSE

Amortization expense for the interim period ended December 31, 2012 was $54,510.